STOCKHOLDERS' EQUITY	12 Months Ended
Oct. 31, 2023
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY	STOCKHOLDERS' EQUITY
Stock Repurchase Program

On November 19, 2018 we announced that our board of directors had approved a new share repurchase program (the "2019 repurchase program") designed, among other things, to reduce or eliminate dilution resulting from issuance of stock under the company's employee equity incentive programs. The 2019 share repurchase program authorizes the purchase of up to $1.75 billion of our common stock at the company's discretion and has no fixed termination date. The 2019 repurchase program does not require the company to acquire a specific number of shares and may be suspended, amended or discontinued at any time. During the year ended October 31, 2021, we repurchased and retired 3.1 million shares for $365 million under this authorization. Effective February 18, 2021, the 2019 repurchase program was terminated and replaced by the new share repurchase program. The remaining authorization under the 2019 repurchase plan of $193 million expired on February 18, 2021.

On February 16, 2021 we announced that our board of directors had approved a new share repurchase program (the "2021 repurchase program") designed, among other things, to reduce or eliminate dilution resulting from issuance of stock under the company's employee equity incentive programs. The 2021 repurchase program authorizes the purchase of up to $2.0 billion, excluding excise taxes, of our common stock at the company's discretion and has no fixed termination date. The 2021 repurchase program which became effective on February 18, 2021, replaced and terminated the 2019 repurchase program on that date. The 2021 repurchase program does not require the company to acquire a specific number of shares and may be suspended, amended or discontinued at any time. During the year ended October 31, 2021, we repurchased and retired 3.0 million shares for $423 million under this authorization. During the year ended October 31, 2022, we repurchased and retired 8.4 million shares for $1,139 million under this authorization. During the year ended October 31, 2023 we repurchased and retired 661,739 shares for $99 million, excluding excise taxes, under this authorization. On March 1, 2023, the 2021 repurchase program was terminated and the remaining authorization of $339 million expired.

On January 9, 2023, we announced that our board of directors had approved a share repurchase program (the "2023 repurchase program") designed, among other things, to reduce or eliminate dilution resulting from issuance of stock under the company's employee equity incentive programs. The 2023 repurchase program authorizes the purchase of up to $2.0 billion, excluding excise taxes, of our common stock at the company's discretion and has no fixed termination date. The 2023 repurchase program does not require the company to acquire a specific number of shares and may be suspended, amended or discontinued at any time. The 2023 repurchase program commenced on March 1, 2023, and also terminated and replaced the 2021 repurchase program. During the year ended October 31, 2023 we repurchased and retired 3.9 million shares for $476 million, excluding excise taxes, under this authorization. As of October 31, 2023, we had remaining authorization to repurchase up to approximately $1,524 million of our common stock under the 2023 repurchase program.

The Inflation Reduction Act of 2022, which was enacted into law on August 16, 2022, imposed a nondeductible 1% excise tax on the net value of certain stock repurchases made after December 31, 2022. As a result, we recorded the applicable excise tax of $3.2 million during the year ended October 31, 2023 as an incremental cost of the shares repurchased and a corresponding liability for the excise tax payable in other accrued liabilities on our consolidated balance sheet.

Cash Dividends on Shares of Common Stock

During the year ended October 31, 2023, cash dividends of $0.900 per share, or $265 million were declared and paid on the company's outstanding common stock. During the year ended October 31, 2022, cash dividends of $0.840 per share, or $250 million were declared and paid on the company's outstanding common stock. During the year ended October 31, 2021, cash dividends of $0.776 per share, or $236 million were declared and paid on the company's outstanding common stock.

On November 15, 2023, we declared a quarterly dividend of $0.236 per share of common stock, or approximately $69 million which will be paid on January 24, 2024, to shareholders of record as of the close of business on January 2, 2024. The timing and amounts of any future dividends are subject to determination and approval by our board of directors.

Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) by component and related tax effects for the years ended October 31, 2023 and 2022 were as follows:

		Net defined benefit pension cost and post retirement plan costs
	Foreign currency translation	Prior service credits	Actuarial Losses	Unrealized gains (losses) on derivatives	Total
	(in millions)
As of October 31, 2021	$(185)	$124	$(224)	$3	$(282)
Other comprehensive income (loss) before reclassifications	(162)	—	50	56	(56)
Amounts reclassified out of accumulated other comprehensive income (loss)	—	(1)	28	(34)	(7)
Tax (expense) benefit	12	—	(9)	(5)	(2)
Other comprehensive income (loss)	(150)	(1)	69	17	(65)
As of October 31, 2022	$(335)	$123	$(155)	$20	$(347)
Other comprehensive income (loss) before reclassifications	33	—	(17)	(4)	12
Amounts reclassified out of accumulated other comprehensive income (loss)	—	(1)	2	—	1
Tax benefit	1	—	5	1	7
Other comprehensive income (loss)	34	(1)	(10)	(3)	20
As of October 31, 2023	$(301)	$122	$(165)	$17	$(327)

Reclassifications out of accumulated other comprehensive income (loss) for the years ended October 31, 2023 and 2022 were as follows (in millions):

Details about Accumulated Other Comprehensive Income components	Amounts Reclassified from Other Comprehensive Income		Affected line item in statement of operations
	2023	2022

Unrealized gains on derivatives	$2	$36	Cost of products
Unrealized losses on derivatives	(2)	(2)	Interest expense
	—	34	Total before income tax
	—	(8)	Provision for income tax
	—	26	Total net of income tax
Net defined benefit pension cost and post retirement plan costs:
Actuarial net loss	(2)	(28)	Other (income) expense
Prior service benefit	1	1	Other (income) expense
	(1)	(27)	Total before income tax
	—	7	Benefit for income tax
	(1)	(20)	Total net of income tax
Total reclassifications for the period	$(1)	$6

Amounts in parentheses indicate reductions to income and increases to other comprehensive income.

Reclassifications of prior service benefit and actuarial net loss in respect of retirement plans and post retirement pension plans are included in the computation of net periodic cost (see Note 14, "Retirement Plans and Post Retirement Pension Plans").